Label	Element	Value
Lazard Emerging Markets Core Equity Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard Emerging Markets Core Equity Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Accordingly, effective immediately, the following will replace in its entirety the table under the “Fees and Expenses” section in the Summary Prospectus and the “Summary Section—Lazard Emerging

Markets Core Equity Portfolio—Fees and Expenses” section in the Prospectus of the Acquired Portfolio:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2025
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

Effective October 1, 2025, the following will replace in its entirety the table under the “Example” section in the Summary Prospectus and the “Summary Section—Lazard Emerging Markets Core Equity Portfolio—Example” section in the Prospectus of the Acquired Portfolio:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	THE LAZARD FUNDS, INC. Lazard Emerging Markets Core Equity Portfolio Supplement to Current Summary Prospectus and Prospectus Please retain this supplement for future reference.
Lazard Emerging Markets Core Equity Portfolio | Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,485
Lazard Emerging Markets Core Equity Portfolio | Open Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.65%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%
Lazard Emerging Markets Core Equity Portfolio | R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.70%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%

[1]	Until September 30, 2025, Lazard Asset Management LLC (the “Investment Manager”) has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. To facilitate the reorganization of the Portfolio with and into Lazard Emerging Markets Opportunities ETF, a series of Lazard Active ETF Trust (the “Reorganization”) (including conversion of Open Shares and R6 Shares into Institutional Shares), beginning on October 1, 2025 through the earlier of the closing of the Reorganization or July 24, 2026, the Investment Manager will contractually agree to waive its fee and, if necessary, reimburse the Portfolio, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Institutional Shares (including Open Shares and R6 Shares converted into Institutional Shares), exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. These expense limitation arrangements can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund on behalf of the Portfolio.